Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2020
Cash flow information [abstract]
Schedule of cash flow information

	Years Ended June 30,
	2020	2019	2018

Net loss	(13,456,800)	(12,337,830)	(8,265,737)

Non-cash items
Depreciation of property and equipment	25,988	29,696	21,799
Depreciation on leased assets	86,439	-	-
Non-cash issue of equity in consideration of operating expenses	(12,016)	89,138	764,539
Foreign exchange (gain) loss	(262,977)	(403,879)	278,117
	-	-	-
Changes in assets and liabilities
Decrease (increase) in trade and other receivables	4,768,176	(1,677,087)	(116,837)
Decrease (increase) in other current assets	53,633	(365,144)	18,988
(Decrease) increase in trade and other payables	(648,570)	662,926	1,162,812
(Decrease) in other current liabilities	(1,577)	-	-
Increase (decrease) in provision for employee entitlements	16,582	47,362	(108,869)

Net cash flows used in operating activities	(9,431,122)	(13,954,818)	(6,245,188)

(b)	Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	9,196,892	14,399,904	15,235,556

Closing cash and cash equivalents balance	9,196,892	14,399,904	15,235,556